Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
EBP, Schedule of Plan Funds
As of December 31, 2025, the Plan maintained the following funds:

Name of Fund	Description of the type of investment
Short Term Fixed Income Fund	Guaranteed investment contracts and cash reserve funds
Employee Directed Common Stock Fund	Colgate-Palmolive Company Common Stock and cash reserve funds
Employer Common Stock Fund D	Colgate-Palmolive Company Common Stock (the ESOP Shares Trust)
Employer Common Stock Fund E	Colgate-Palmolive Company Common Stock (the ESOP Shares Trust)
American Funds EUPAC Fund	Primarily invests in stocks of companies in Europe and the Pacific Basin
Baird Core Plus Bond Fund	Primarily invests its assets in a diversified portfolio of U.S. government, corporate, mortgage and asset-backed securities
Neuberger Berman Genesis Fund; R6	Primarily invests in stocks of companies with total market value of less than $2.0 billion at the time of the initial investment
T. Rowe Price US Large-Cap Growth Equity Strategy	Primarily invests its assets in the common stock of a diversified group of growth companies
Diamond Hill Large Cap Portfolio Fund	Primarily invests at least 80% of its assets in large capitalization companies, defined as companies with a market capitalization of $5.0 billion or more
BlackRock LifePath Funds	Funds whose investment mix across a range of asset classes becomes more conservative as the target or maturity date approaches
State Street US Bond Index Securities Lending Series Fund Class XIV	Fund seeks an investment return that approximates as closely as practicable, before expenses, the performance of the Bloomberg U.S. Aggregate Bond Index over the long term
State Street Global All Cap Ex-U.S. Index Securities Lending Series Fund	Fund seeks an investment return that approximates as closely practicable, before expenses, the performance of the MSCI ACWI ex USA IMI Index over the long term
State Street S&P 500 Index Fund CL II	Fund seeks an investment return that approximates as closely practicable, before expenses, the performance of the S&P 500 Index over the long term
State Street Russell Small/Mid Cap Index Fund CL II	Fund seeks an investment return that approximates as closely practicable, before expenses, the performance of the Russell Small Cap Completeness Index over the long term